Note 17 - Financial Instruments (Details 1) - CAD	Nov. 30, 2017	Nov. 30, 2016
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total accounts receivable	CAD 756,468	CAD 472,474
Less allowance for doubtful accounts	(66,849)	0
Total accounts receivable, net	689,619	472,474
Not past due	689,619	427,519
Past due	756,468	472,474
Financing Receivables 32 To 60 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	5,176	3,319
Financing Receivables 92 To 120 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	CAD 61,673	CAD 41,636